Tradr 1.75X Long NVDA Weekly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,003,127
TOTAL NET ASSETS — 100.0%	$1,003,127

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	NVIDIA Corporation	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/22/25	$1,640,544	$-	$83,805
TOTAL EQUITY SWAP CONTRACTS								$83,805

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.